Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of cash, cash equivalents, and restricted cash to the condensed consolidated balance sheets
Cash and cash equivalents	$ 2,861	$ 1,096	$ 4,345	$ 257	$ 215
Restricted cash	1	91	0	30	0
Total cash, cash equivalents, and restricted cash	2,862	1,187	4,345	287	215
Supplemental disclosure of cash flow information
Cash paid for interest	42
Cash paid for income taxes	4	1
Non-cash investing and financing activities
Conversion of redeemable convertible preferred stock to common stock upon initial public offering			2,646	0	0
Purchases of property and equipment not yet settled	24	9	17	14	3
Conversion of convertible promissory notes to preferred stock			0	0	60
Redeemable Convertible Preferred Stock Issued In Connection With Acquisition		0		100	0
Leasehold improvements acquired through tenant improvement allowance	4	9		0	0
Deferred offering costs not yet paid		2
Deferred offering costs not yet paid		10		2	0
Stock-based compensation included in capitalized software and website development costs	$ 66	2	$ 8	0	0
Unrealized gain on marketable securities		1
Holdback consideration for acquisitions		$ 3		$ 0	$ 0